Schedule of Segment Revenues by Geographic Area (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 3,483,932	$ 5,490,714	$ 10,819,213	$ 14,620,565	$ 19,094,425	$ 9,760,952
Drones And Custom Manufacturing [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,627,177	2,081,410	4,861,260	7,856,573
Sensors [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,755,712	3,256,797	5,610,764	6,283,907	8,655,434	6,793,727
SaaS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	101,043	152,507	347,189	480,085	598,670	538,367
Drones [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total					9,840,321	2,428,858
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,174,629	2,525,808	3,788,174	7,303,747	9,092,051	3,300,802
North America [Member] | Drones And Custom Manufacturing [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	547,012	1,191,083	1,701,100	4,473,236
North America [Member] | Sensors [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	570,170	1,182,218	1,783,481	2,350,426	3,173,347	2,235,143
North America [Member] | SaaS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	57,447	152,507	303,593	480,085	598,670	538,367
North America [Member] | Drones [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total					5,320,034	527,292
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	502,301		1,515,960
Latin America [Member] | Drones And Custom Manufacturing [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	383,232		1,256,429
Latin America [Member] | Sensors [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	80,873		221,334
Latin America [Member] | SaaS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	38,196		38,197
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,382,012	1,854,053	4,326,736	5,006,864
EMEA [Member] | Drones And Custom Manufacturing [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	628,768	603,443	1,714,967	2,606,120
EMEA [Member] | Sensors [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	752,583	1,250,610	2,611,108	2,400,744
EMEA [Member] | SaaS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	661		661
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	415,406	983,838	1,142,542	2,018,849	2,739,077	1,481,740
Asia Pacific [Member] | Drones And Custom Manufacturing [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	68,165	286,884	188,764	777,217
Asia Pacific [Member] | Sensors [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	342,502	696,954	949,040	1,241,632	1,756,253	1,224,719
Asia Pacific [Member] | SaaS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	4,739		4,738
Asia Pacific [Member] | Drones [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total					982,824	257,021
Other Geographic Area [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	9,584	127,015	45,801	291,105	416,795	1,316,598
Other Geographic Area [Member] | Drones And Custom Manufacturing [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total
Other Geographic Area [Member] | Sensors [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	9,584	127,015	45,801	291,105	416,795	746,466
Other Geographic Area [Member] | SaaS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total
Other Geographic Area [Member] | Drones [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total						570,132
Europe Middle East and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total					6,846,502	3,661,812
Europe Middle East and Africa [Member] | Sensors [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total					3,309,039	2,587,399
Europe Middle East and Africa [Member] | SaaS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total
Europe Middle East and Africa [Member] | Drones [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total					$ 3,537,463	$ 1,074,413